Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income (loss) for the period		$ (316.5)	$ (171.2)	[1]	$ 280.0	[1]
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
Actuarial gain on post-employment benefit obligation			1.1		9.2
ITEMS THAT MAY BE SUBSEQUENTLY RECLASSIFIED TO PROFIT OR LOSS
Financial instruments - Cash flow hedge		(0.7)	0.4		(10.3)
Translation adjustments		(10.6)	(65.4)		34.1
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECTS	[2]	(11.3)	(63.9)		33.0
TOTAL OF COMPREHENSIVE INCOME (LOSS)		(327.8)	(235.1)		313.0
Attributable to:
Owners of Embraer		(330.3)	(216.1)		292.0
Non-controlling interests		2.5	(19.0)		21.0
Total comprehensive income (loss) of
Continuing operations		(215.7)	(326.1)		(91.5)
Discontinued operations		(112.1)	91.0		404.5
TOTAL OF COMPREHENSIVE INCOME		$ (327.8)	$ (235.1)		$ 313.0

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).
[2]	Items presented above are net of deferred income tax, if applicable, of US$ (1.0), US$ (2.8) and US$ (3.8) for the years ended December 31, 2019, 2018 and 2017, respectively.